Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 29, 2016
Registrant Name	dei_EntityRegistrantName	T. Rowe Price California Tax-Free Income Trust
Central Index Key	dei_EntityCentralIndexKey	0000798086
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 30, 2017
Document Effective Date	dei_DocumentEffectiveDate	Mar. 30, 2017
Prospectus Date	rr_ProspectusDate	Jul. 01, 2016